Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Nonvested stock rollforward	Activity under the Company’s nonvested stock awards and restricted share units for the years ended December 31, 2019, 2018, and 2017 was as follows:

(Shares in thousands, $ in millions)	2019		2018		2017
	Number of shares/units	Weighted Average Grant Date Fair Value	Number of shares/units	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value
Nonvested, beginning of year	1,055	$28.3	1,320	$32.5	1,852	$51.5
Granted	396	10.8	290	7.8	378	7.1
Vested	(681)	(14.5)	(540)	(11.7)	(591)	(16.9)
Forfeited	(14)	(0.4)	(15)	(0.3)	(319)	(9.2)
Nonvested, end of year	756	$24.2	1,055	$28.3	1,320	$32.5